S000008595 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA IMI (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.96%	7.77%	8.37%
MSCI ACWI ex USA Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	29.26%	6.91%	8.13%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	14.98%	(1.00%)	4.54%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.88%	(1.82%)	3.52%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.94%	(0.72%)	3.48%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.30%	(0.74%)	4.83%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	15.42%	(0.67%)	4.92%